SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of changes in non-cash working capital

	Year ended December 31
	2023	2022
Accounts receivable and prepaid expenses	(294)	(47)
Inventory	(5,635)	(9,177)
Valued added taxes recoverable	(574)	(8,044)
Trade payables and accrued liabilities	2,904	1,487
Changes in non-cash working capital	(3,599)	(15,781)

Schedule of cash flow effect of changes in project loan, credit Facility, and revolving facility

	Year ended December 31
	2023	2022
Repayment of the Newmont loan	—	(10,836)
Repayment of the Camino Rojo project loan	—	(127,500)
Proceeds from Credit Facility, net of transaction costs (note 13(a))	—	128,134
Principal repayments of Credit Facility (note 13(a))	(11,100)	(5,550)
Extinguishment of the Credit Facility (note 13(a))	(113,350)	—
Proceeds from the Revolving Facility, net of transaction costs (note 13(b))	113,350	—
Principal repayments of the Revolving Facility (note 13(b))	(25,000)	—
Revolving facility cash transaction costs (note 13(a))	(459)	—
Cash flow effect of changes In Project Loan, Credit Facility, and Revolving Facility	(36,559)	(15,752)

Schedule of supplemental cash flow information

	Year ended December 31
	2023	2022
Financing activities
Stock options exercised, credited to share capital with an offset to reserves	$2,036	$3,033
Warrants exercised, credited to share capital with an offset to reserves	345	5,143
Common shares issued on maturity of RSUs, credited to share capital with an offset to reserves	228	541
Common shares issued on maturity of DSUs, credited to share capital with an offset to reserves	—	324

Investing activities
Common shares issued pursuant to the acquisition of Gold Standard, credited to share capital with an offset to the assets acquired and liabilities assumed	—	149,363
Replacement options issued pursuant to the acquisition of Gold Standard, credited to reserves with an offset to the assets acquired and liabilities assumed	—	1,647
Initial recognition of right of use assets, with an offset to lease obligation	484	2,300